UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if amendment [  ]; Amendment Number:
This Amendment (check only one):              [  ] is a restatement.
                                              [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name       Account Management, LLC
Address    17 Arlington Street
           Boston, Ma 02116


Form 13F File Number:    028-01363

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name    Christopher de Roetth
Title   Principal
Phone   617-236-4200

Signature, Place, and Date of Signing:

     Christopher de Roetth     Boston, MA     February 11, 2011

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[  ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      38
Form 13F Information Table Value Total:      $88,774   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Accretive Health Inc           Common Stock     00438V103     1876   115500 SH       SOLE                   115500      0        0
Asia Tigers Fund Inc.          Common Stock     04516T105     1062    54000 SH       SOLE                    54000      0        0
Barrick Gold Corporation       Common Stock     067901108     8622   162144 SH       SOLE                   162144      0        0
Berkshire Hathaway Hld B       Common Stock     084670702    10857   135535 SH       SOLE                   135535      0        0
Berkshire Hathaway Inc. CL "A  Common Stock     084670108     1445       12 SH       SOLE                       12      0        0
Canadian Natural Resources     Common Stock     136385101      710    16000 SH       SOLE                    16000      0        0
Cenovus Energy Inc             Common Stock     15135U109      232     7000 SH       SOLE                     7000      0        0
Central Fund of Canada Ltd.    Common Stock     153501101      476    23000 SH       SOLE                    23000      0        0
Credit Acceptance Corporation  Common Stock     225310101    14743   234888 SH       SOLE                   234888      0        0
CTPartners Executive S         Common Stock     22945C105      787    50000 SH       SOLE                    50000      0        0
D R Horton Inc                 Common Stock     23331A109     1622   136000 SH       SOLE                   136000      0        0
Encana Corporation             Common Stock     292505104      305    10500 SH       SOLE                    10500      0        0
Energy Recovery Inc.           Common Stock     29270J100      208    57000 SH       SOLE                    57000      0        0
Enterprise Prods Partners LP   Common Stock     293792107     2080    50000 SH       SOLE                    50000      0        0
EOG Resources Inc.             Common Stock     26875P101     1599    17500 SH       SOLE                    17500      0        0
ETFS Metal Securities Austrai  Common Stock     Q3635T113      418     3068 SH       SOLE                     3068      0        0
Exxon Mobil Corporation        Common Stock     30231G102     3494    47798 SH       SOLE                    47798      0        0
G Check PT Software Ford       Common Stock     M22465104     2500    54050 SH       SOLE                    54050      0        0
Gammon Gold Inc.               Common Stock     36467T106      749    91500 SH       SOLE                    91500      0        0
Goldcorp Inc.                  Common Stock     380956409     4141    90075 SH       SOLE                    90075      0        0
Innerworkings Inc.             Common Stock     45773Y105      189    28900 SH       SOLE                    28900      0        0
Johnson & Johnson              Common Stock     478160104     1669    27000 SH       SOLE                    27000      0        0
Kinross Gold CP                Common Stock     496902404     1715    90496 SH       SOLE                    90496      0        0
Leucadia National Corp         Common Stock     527288104     1429    49000 SH       SOLE                    49000      0        0
Lightbridge Corp.              Common Stock     53224K104       89    16667 SH       SOLE                    16667      0        0
Maxim Integrated Products      Common Stock     57772K101     6102   258350 SH       SOLE                   258350      0        0
Microsoft Corporation          Common Stock     594918104     5637   202000 SH       SOLE                   202000      0        0
Monsanto Co. (New)             Common Stock     61166W101      522     7500 SH       SOLE                     7500      0        0
Pan Amer Silver                Common Stock     697900108      262     6380 SH       SOLE                     6380      0        0
Penn West Energy Trust         Common Stock     707885109      297    12420 SH       SOLE                    12420      0        0
Petaquilla Minerals LTD        Common Stock     716013107      447   422675 SH       SOLE                   422675      0        0
Powersecure International, In  Common Stock     73936N105     1527   196385 SH       SOLE                   196385      0        0
RANDGOLD RES. LTD F            Common Stock     752344309     3560     2500 SH       SOLE                     2500      0        0
Ritchie Bros. Auction          Common Stock     767744105     1359    59000 SH       SOLE                    59000      0        0
Schlumberger                   Common Stock     806857108      334     4000 SH       SOLE                     4000      0        0
SPDR Gold Trust                Common Stock     78463V107     2431    17528 SH       SOLE                    17528      0        0
Sprott Physical Gold Trust     Common Stock     85207H104     1623   131500 SH       SOLE                   131500      0        0
Transdigm Group Inc.           Common Stock     893641100     1656    23000 SH       SOLE                    23000      0        0